Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	Attributable to owners of the parent	Non- controlling interests	OCI	Total
Balances at Dec. 31, 2022	R$ 40,404	R$ 54,632	R$ (193,850)	R$ (98,814)	R$ 3,853		R$ (94,961)
Capital increase	186,371			186,371			186,371
Subscription rights	33,910	1,500		35,410			35,410
Provision for share-based payment		6,255		6,255			6,255
Debt instruments converted to equity		65,747		65,747			65,747
Initial recognition of non-controlling interest		(202)		(202)	706		504
Distributions to non-controlling interest			1,986	1,986	(7,079)		(5,093)
Net loss representing total comprehensive loss for the year			(254,711)	(254,711)	6,849		(247,862)
Balances at Dec. 31, 2023	260,685	127,932	(446,575)	(57,958)	4,329		(53,629)
Capital increase	22,723			22,723			22,723
Provision for share-based payment		913		913			913
Distributions to non-controlling interest					(3,420)		(3,420)
Other comprehensive loss			2,968			(2,968)
Net loss representing total comprehensive loss for the year			(86,173)	(86,173)	7,964		(78,209)
Balances at Dec. 31, 2024	283,408	128,845	(529,780)	(120,495)	8,873	(2,968)	(111,622)
Capital increase	85,741			85,741			85,741
Provision for share-based payment		51		51			51
Distributions to non-controlling interest					(18,835)		(18,835)
Treasury stock	(27)			(27)			(27)
Disposal of subsidiary			4,668	4,668	(1,692)		2,976
Other comprehensive loss				(6,214)		(6,214)	(6,214)
Net loss representing total comprehensive loss for the year			(112,922)	(112,922)	6,033		(106,889)
Balances at Dec. 31, 2025	R$ 369,122	R$ 128,896	R$ (638,034)	R$ (149,198)	R$ (5,621)	R$ (9,182)	R$ (154,819)